Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	$ 563	$ 651
Pension benefit liability (Note 18)	981	900
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	1	1
Accrued liabilities	0	0
Pension benefit liability (Note 18)	981	900
Post-retirement and post-employment benefit liability	0	0
Net unfunded status	980	899
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Accrued liabilities	52	55
Pension benefit liability (Note 18)	0	0
Post-retirement and post-employment benefit liability	1,507	1,628
Net unfunded status	1,559	1,683
Hydro One Sault Ste. Marie LP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Post-employment benefit plans	$ 7	$ 7